Expense Example - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 60%	Nov. 29, 2024 USD ($)
Fidelity Advisor Asset Manager 60% - Class A
Expense Example:
1 year	$ 665
3 years	857
5 years	1,065
10 years	1,663
Fidelity Advisor Asset Manager 60% - Class C
Expense Example:
1 year	272
3 years	533
5 years	918
10 years	1,799
Fidelity Advisor Asset Manager 60% - Class M
Expense Example:
1 year	467
3 years	715
5 years	981
10 years	1,743
Fidelity Advisor Asset Manager 60% - Class I
Expense Example:
1 year	70
3 years	221
5 years	384
10 years	859
Fidelity Advisor Asset Manager 60% - Class Z
Expense Example:
1 year	58
3 years	183
5 years	318
10 years	$ 714